Contract liabilities, Liabilities related to contracts with customers (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Current	$ 402	$ 6,967	$ 7,522
Contract liabilities	$ 0	$ 2,036	$ 8,320